Cash (Narrative) (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Disclosure Of Detailed Information About Cash And Restricted Cash [Line Items]
Cash	$ 3,961,409	$ 600,402	$ 609,636	$ 6,888,322
Cash	$ 3,961,409	$ 600,402